Customer and Supplier Concentration (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
Jun. 30, 2025
Customer One [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk percentage	20.10%
Customer Two [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk percentage	19.10%
Customer Three [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk percentage	16.30%